Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information [Abstract]
Entity Registrant Name	INTERTAPE POLYMER GROUP INC
Entity Central Index Key	0000880224
Entity Filer Category	Large Accelerated Filer
Current Fiscal Year End Date	--12-31
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	59,009,685
Entity Shell Company	false
Document Annual Report	true
Document Transition Report	false
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Document Shell Company Report	false